INCOME TAXES (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 29, 2012	Dec. 31, 2011	Dec. 25, 2010
Current Payable [Abstract]
Federal	$ 5,167	$ 453	$ 4,762
State and local	2,160	1,419	1,768
Foreign	3,123	3,000	3,344
Total current payable	10,450	4,872	9,874
Net Deferred [Abstract]
Federal	3,464	(1,884)	384
State and local	946	(137)	(689)
Foreign	194	23	(2,369)
Total net deferred	4,604	(1,998)	(2,674)
Total income tax expense	15,054	2,874	7,200
Components of earnings before income taxes [Abstract]
U.S.	31,768	328	16,185
Foreign	9,296	8,459	10,926
Total	41,064	8,787	27,111
Effective income tax rate reconciliation [Abstract]
Statutory federal income tax rate (in hundredths)	35.00%	34.00%	35.00%
State and local taxes (net of federal benefits) (in hundredths)	5.20%	8.20%	2.40%
Effect of noncontrolling owned interest in earnings of partnerships (in hundredths)	(0.50%)	(3.00%)	(1.80%)
Manufacturing deduction (in hundredths)	(1.60%)	(1.90%)	(1.60%)
Tax credits, including foreign tax credit (in hundredths)	(1.20%)	(15.40%)	(1.70%)
Change in valuation allowance (in hundredths)	0.00%	0.00%	(10.50%)
Change in uncertain tax positions reserve (in hundredths)	(1.00%)	0.40%	0.20%
Foreign rate differential (in hundredths)	0.70%	0.40%	0.00%
Other permanent differences (in hundredths)	1.10%	4.90%	2.20%
Other, net (in hundredths)	(1.10%)	4.90%	2.40%
Effective income tax rate (in hundredths)	36.60%	32.50%	26.60%
Components of Deferred Tax Assets [Abstract]
Employee benefits	7,295	6,609
Net operating loss carryforwards	1,592	2,307
Foreign subsidiary capital loss carryforward	671	671
Other tax credits	1,494	1,315
Inventory	838	141
Reserves on receivables	1,193	1,090
Accrued expenses	2,995	2,287
Other, net	2,673	2,794
Gross deferred income tax assets	18,751	17,214
Valuation allowance	(671)	(671)
Deferred income tax assets	18,080	16,543
Components of Deferred Tax Liabilities [Abstract]
Depreciation	(18,248)	(16,004)
Intangibles	(12,781)	(9,272)
Other, net	(1,010)	(622)
Deferred income tax liabilities	(32,039)	(25,898)
Net deferred income tax liability	$ (13,959)	$ (9,355)